Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Entity Registrant Name	FIRST ADVANTAGE CORP
Amendment Flag	false
Entity Central Index Key	0001210677
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-31666
Entity Tax Identification Number	84-3884690
Entity Address, Address Line One	1 Concourse Parkway NE
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(678)
Local Phone Number	868-4151
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	FA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false